Prospectus Supplement
John Hancock Exchange-Traded Fund Trust
John Hancock International High Dividend ETF (the fund)
Supplement dated January 29, 2026 to the current Prospectus, as may be supplemented (the Prospectus)
Effective January 29, 2026 (the Effective Date), Marco Leung, CFA is added as a portfolio manager of the fund. Sam Haidar, Ph.D, Geoffrey Kelley, CFA, and Boncana Maiga, CFA, CIM will continue as portfolio managers of the fund, and together with Marco Leung are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, the following information is added under the heading “Portfolio management” in the “Fund Summary” section for the fund:
Marco Leung, CFA
Portfolio Manager
Managed the fund since 2026
Additionally, as of the Effective Date, the following information is added under the heading “Who’s who - Subadvisor” in the “Fund details” section for the fund:
Marco Leung, CFA
• Portfolio Manager
• Managed the fund since 2026
• Joined the subadvisor in 2013
• Began business career in 2011
 You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Prospectus Supplement
John Hancock Exchange-Traded Fund Trust
John Hancock U.S. High Dividend ETF (the fund)
Supplement dated January 29, 2026 to the current Prospectus, as may be supplemented (the Prospectus)
Effective January 29, 2026 (the Effective Date), Marco Leung, CFA is added as a portfolio manager of the fund. Sam Haidar, Ph.D, Geoffrey Kelley, CFA, and Boncana Maiga, CFA, CIM will continue as portfolio managers of the fund, and together with Marco Leung are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, the following information is added under the heading “Portfolio management” in the “Fund Summary” section for the fund:
Marco Leung, CFA
Portfolio Manager
Managed the fund since 2026
Additionally, as of the Effective Date, the following information is added under the heading “Who’s who - Subadvisor” in the “Fund details” section for the fund:
Marco Leung, CFA
• Portfolio Manager
• Managed the fund since 2026
• Joined the subadvisor in 2013
• Began business career in 2011
 You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Statement of Additional Information Supplement
John Hancock Exchange-Traded Fund Trust
John Hancock International High Dividend ETF
John Hancock U.S. High Dividend ETF (the funds)
 Supplement dated January 29, 2026 to the current Statement of Additional Information, as may be supplemented (the SAI)
Effective January 29, 2026 (the Effective Date), Marco Leung, CFA is added as a portfolio manager of the funds. Sam Haidar, Ph.D, Geoffrey Kelley, CFA, and Boncana Maiga, CFA, CIM will continue as portfolio managers of the funds, and together with Marco Leung will be jointly and primarily responsible for the day-to-day management of the funds’ portfolios. Accordingly, as of the Effective Date, the following information regarding Marco Leung supplements the information presented in Appendix B - Portfolio Manager Information, which provides additional information about the portfolio managers of the funds’ subadvisor, Manulife Investment Management (US) LLC:
Portfolio Managers and Other Accounts Managed
The following table provides information regarding other accounts for which Marco Leung has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is Marco Leung’s investment in the funds and similarly managed accounts.
The following table provides information for Marco Leung as of December 31, 2025:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Marco Leung	0	$0	0	$0	0	$0
Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Marco Leung	0	$0	0	$0	0	$0
Ownership of the Funds and Similarly Managed Accounts
The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by the Marco Leung as of December 31, 2025. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. Marco Leung’s ownership of fund shares is stated in the footnote(s) below the table.
Fund	Dollar Range of Shares Owned[1]
John Hancock International High Dividend ETF	none
John Hancock U.S. High Dividend ETF	none
1As of December 31, 2025, Marco Leung beneficially owned none of John Hancock International High Dividend ETF and none of John Hancock U.S. High Dividend ETF.
You should read this supplement in conjunction with the SAI and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.